TAXATION - Deferred Taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Non-current
Allowance for doubtful debt	¥ 151,507		¥ 125,500
Impairment of long-lived assets	167,016		166,576
Impairment of long-term investment	4,866		4,866
Accrued expense	99,066		39,896
Tax losses	722,959		849,672
Property and equipment	60,739		2,919
Intangible assets	7,937		9,432
Finance lease	387,135		386,327
Deferred government grant			3,357
Operating lease	1,074,944		949,362
Loss picked up on equity method investments	13,804		10,558
Valuation allowance	(952,541)		(955,738)	¥ (397,457)	¥ (261,960)
Total deferred tax assets, net of valuation allowance	1,737,432		1,592,727
Non-current
Intangible assets	315,308		405,964
Property and equipment	233,369		172,095
Capitalized interest expenses	62,582		49,544
Finance lease	289,158		296,789
Operating lease	1,074,944		949,362
Investment in a VIE	189,852		159,691
Total non-current deferred tax liabilities	2,165,213		2,033,445
Net deferred tax liabilities	(427,781)		(440,718)
Deferred tax assets, net	306,623	$ 42,007	247,644
Deferred tax liabilities	¥ 734,404	$ 100,613	¥ 688,362